CONTRACTUAL TRANSMISSION ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
CONTRACTUAL TRANSMISSION ASSETS
Schedule of movements in transmission concessions classified as contractual assets

The Company registers the asset arising from the construction of the transmission projects, within the scope of the concession contracts, under the item Transmission Contractual Assets. The movement of these assets, in the years ended December 31, 2024 and 2023, is shown in the table below:

	2024	2023
Opening balance as of January 1	61,212,338	61,052,210
Merge	—	1,049,923
Construction revenue	4,161,735	2,960,792
Financial income	7,405,486	7,136,080
Regulatory remeasurements - Transmission	6,129,771	(12,144)
Transfers	1,154	(21,778)
Amortization	(11,522,828)	(10,952,745)
Final balance on December 31	67,387,656	61,212,338
Current	10,539,570	11,159,426
Non-current	56,848,086	50,052,912

Schedule of estimated flow of receipt of RAPs related to RBSE

Companies	2024/2025	2023/2024
Eletrobras	6,904,773	7,325,387
Chesf	5,208,677	5,301,210
Eletronorte	3,000,087	3,121,348
CGT Eletrosul	1,764,288	1,826,724
Triângulo Mineiro Transmissora S.A.	54,635	52,949
Vale do São Bartolomeu Transmissora de Energia S.A.	50,535	49,106
	16,982,995	17,676,724